CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 6.6%
ANZ Group Holdings Ltd.	29,431	$ 646,261
APA Group	11,621	68,223
Aristocrat Leisure Ltd.	5,770	267,113
ASX Ltd.	2,061	79,878
BHP Group Ltd.	50,523	1,411,370
BlueScope Steel Ltd.	4,717	70,853
Brambles Ltd.	13,031	213,808
CAR Group Ltd.	4,024	97,867
Cochlear Ltd.	672	123,840
Coles Group Ltd.	13,965	214,961
Commonwealth Bank of Australia	16,630	1,836,510
Computershare Ltd.	5,081	122,075
CSL Ltd.	4,785	629,448
Evolution Mining Ltd.	19,419	138,429
Fortescue Ltd.(1)	17,332	214,647
Goodman Group	20,257	438,989
Insurance Australia Group Ltd.	24,614	133,377
Lottery Corp. Ltd.	24,448	94,936
Macquarie Group Ltd.	3,564	517,314
Medibank Pvt Ltd.	26,808	85,405
National Australia Bank Ltd.	30,177	880,316
Northern Star Resources Ltd.(1)	13,171	205,669
Origin Energy Ltd.	16,389	135,250
Pro Medicus Ltd.	578	117,678
Qantas Airways Ltd.	7,283	52,625
QBE Insurance Group Ltd.	15,319	208,465
REA Group Ltd.	489	74,777
Rio Tinto Ltd.(1)	3,732	301,034
Santos Ltd.	30,645	136,090
Scentre Group	48,423	130,615
SGH Ltd.	2,189	72,259
Sigma Healthcare Ltd.	44,780	87,939
Sonic Healthcare Ltd.	4,238	60,027
South32 Ltd.	45,316	82,145
Stockland	23,794	96,228
Suncorp Group Ltd.	11,086	148,638
Telstra Group Ltd.	39,494	125,912
Transurban Group	29,729	271,243
Vicinity Ltd.	36,142	60,213
Washington H Soul Pattinson & Co. Ltd.	3,709	94,434
Wesfarmers Ltd.	11,219	682,489
Westpac Banking Corp.(1)	33,746	869,460
WiseTech Global Ltd.	1,890	112,991
Woodside Energy Group Ltd.(1)	18,477	279,020
Woolworths Group Ltd.	12,739	224,819
		$12,915,640
Austria — 0.2%
Erste Group Bank AG	3,034	$298,250
Security	Shares	Value
Austria (continued)
OMV AG	1,381	$ 73,784
Verbund AG	639	46,540
		$ 418,574
Belgium — 0.8%
Ageas SA	1,395	$ 96,752
Anheuser-Busch InBev SA	9,917	592,805
D'ieteren Group	195	36,601
Elia Group SA	476	54,993
Groupe Bruxelles Lambert NV	804	72,078
KBC Group NV	2,325	278,626
Lotus Bakeries NV	4	37,743
Sofina SA(1)	155	45,829
Syensqo SA	796	64,626
UCB SA	1,262	352,268
		$1,632,321
Denmark — 1.9%
AP Moller - Maersk AS, Class A	35	$68,655
AP Moller - Maersk AS, Class B	42	82,563
Carlsberg AS, Class B	892	103,827
Coloplast AS, Class B	1,201	103,514
Danske Bank AS	6,966	297,550
Demant AS(2)	798	27,780
DSV AS	2,048	409,130
Genmab AS(2)	648	199,939
Novo Nordisk AS, Class B	31,991	1,781,311
Novonesis (Novozymes), Class B	3,422	210,604
Orsted AS(2)(3)	5,250	91,322
Pandora AS	768	100,414
Rockwool AS, Class B	1,100	41,009
Tryg AS	3,630	92,163
Vestas Wind Systems AS	10,308	196,091
		$3,805,872
Finland — 1.1%
Elisa OYJ(1)	1,545	$81,095
Fortum OYJ	4,229	80,269
Kesko OYJ, Class B(1)	3,019	64,250
Kone OYJ, Class B(1)	3,508	239,278
Metso OYJ(1)	6,633	91,431
Neste OYJ	4,680	85,989
Nokia OYJ	50,956	245,037
Nordea Bank Abp	30,803	507,134
Orion OYJ, Class B(1)	1,126	86,447
Sampo OYJ, Class A(1)	23,695	272,420
Stora Enso OYJ, Class R(1)	5,297	58,293
UPM-Kymmene OYJ(1)	5,460	149,531
Wartsila OYJ Abp	4,725	141,725
		$2,102,899

CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France — 10.0%
Accor SA	2,043	$ 97,064
Aeroports de Paris SA	337	44,646
Air Liquide SA	5,677	1,182,841
Alstom SA(2)	3,247	84,962
Amundi SA(3)	658	52,294
ArcelorMittal SA	4,662	168,186
Arkema SA	475	30,119
AXA SA	17,783	852,784
BioMerieux	451	60,533
BNP Paribas SA	10,149	928,256
Bollore SE	7,510	42,590
Bouygues SA	1,786	80,555
Bureau Veritas SA	3,639	114,139
Capgemini SE	1,618	236,030
Carrefour SA	6,326	95,869
Cie de Saint-Gobain SA	4,518	489,533
Cie Generale des Etablissements Michelin SCA	6,867	247,306
Covivio SA	674	45,427
Credit Agricole SA	10,381	204,569
Danone SA	6,558	571,420
Dassault Aviation SA	172	57,942
Dassault Systemes SE	6,692	225,126
Edenred SE	2,168	51,630
Eiffage SA	632	80,971
Engie SA	18,607	399,986
EssilorLuxottica SA	2,986	972,701
Eurofins Scientific SE	1,054	76,864
FDJ UNITED(3)	1,007	33,767
Gecina SA	515	51,737
Getlink SE	3,394	62,584
Hermes International SCA	312	767,220
Ipsen SA	305	40,954
Kering SA	756	253,334
Klepierre SA	1,988	77,611
Legrand SA	2,645	439,496
L'Oreal SA	2,407	1,045,811
LVMH Moet Hennessy Louis Vuitton SE	2,459	1,513,223
Orange SA	19,008	308,328
Pernod Ricard SA	2,097	206,451
Publicis Groupe SA	2,208	212,483
Renault SA	1,830	75,247
Rexel SA	2,207	72,662
Safran SA	3,550	1,259,785
Sanofi SA	10,955	1,037,372
Sartorius Stedim Biotech	309	62,972
Schneider Electric SE	5,423	1,526,424
Societe Generale SA	7,054	469,629
Sodexo SA	946	59,687
Teleperformance SE	483	36,077
Thales SA	893	282,290
TotalEnergies SE	20,444	1,245,216
Security	Shares	Value
France (continued)
Unibail-Rodamco-Westfield(2)	1,190	$ 125,324
Veolia Environnement SA	6,105	208,193
Vinci SA	4,952	688,189
		$ 19,656,409
Germany — 9.8%
adidas AG	1,738	$ 368,250
Allianz SE	3,840	1,615,591
Aumovio SE(2)	493	20,307
BASF SE	8,937	446,530
Bayer AG	9,886	329,117
Bayerische Motoren Werke AG	2,738	275,956
Bayerische Motoren Werke AG, PFC Shares	573	53,373
Beiersdorf AG	955	99,927
Brenntag SE	1,250	74,903
Commerzbank AG	7,571	286,653
Continental AG	985	65,164
Covestro AG(2)	1,673	114,542
CTS Eventim AG & Co. KGaA	614	60,279
Daimler Truck Holding AG	4,735	195,800
Delivery Hero SE(2)(3)	1,934	55,534
Deutsche Bank AG	18,418	652,288
Deutsche Boerse AG	1,834	491,129
Deutsche Lufthansa AG	6,708	56,932
Deutsche Post AG	9,459	422,698
Deutsche Telekom AG	34,731	1,183,266
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	1,223	59,295
E.ON SE	22,057	415,454
Evonik Industries AG	2,403	41,786
Fresenius Medical Care AG	2,244	118,568
Fresenius SE & Co. KGaA	4,140	231,366
GEA Group AG	1,538	113,708
Hannover Rueck SE	569	171,701
Heidelberg Materials AG	1,347	304,484
Henkel AG & Co. KGaA	1,137	84,396
Henkel AG & Co. KGaA, PFC Shares	1,697	136,925
Hensoldt AG	705	91,821
Infineon Technologies AG	12,970	508,815
Knorr-Bremse AG	784	73,766
LEG Immobilien SE	696	55,470
Mercedes-Benz Group AG	7,215	454,761
Merck KGaA	1,207	156,602
MTU Aero Engines AG	514	237,128
Muenchener Rueckversicherungs-Gesellschaft AG	1,310	836,401
Nemetschek SE	611	79,736
Porsche Automobil Holding SE, PFC Shares	1,673	65,929
Qiagen NV	2,085	92,998
Rational AG	58	44,322
Rheinmetall AG	456	1,066,662
RWE AG	6,483	288,355
SAP SE	10,297	2,757,200

CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Sartorius AG, PFC Shares	237	$ 55,405
Scout24 SE(3)	674	84,558
Siemens AG	7,549	2,038,064
Siemens Energy AG(2)	6,794	798,833
Siemens Healthineers AG(3)	3,282	177,773
Symrise AG	1,363	118,540
Talanx AG	570	75,997
Volkswagen AG, PFC Shares	2,112	228,919
Vonovia SE	7,413	231,670
Zalando SE(2)(3)	2,244	68,864
		$19,234,511
Hong Kong — 2.0%
AIA Group Ltd.	105,166	$1,007,907
BOC Hong Kong Holdings Ltd.	38,456	180,158
CK Asset Holdings Ltd.	20,209	97,874
CK Hutchison Holdings Ltd.	25,847	169,814
CK Infrastructure Holdings Ltd.	5,604	36,767
CLP Holdings Ltd.	16,122	133,398
Futu Holdings Ltd. ADR	591	102,781
Galaxy Entertainment Group Ltd.	21,913	120,485
Hang Seng Bank Ltd.(1)	7,340	111,692
Henderson Land Development Co. Ltd.(1)	11,806	41,586
HKT Trust & HKT Ltd.	32,020	47,342
Hong Kong & China Gas Co. Ltd.	117,675	102,117
Hong Kong Exchanges & Clearing Ltd.	11,806	670,233
Hongkong Land Holdings Ltd.	12,294	77,824
Jardine Matheson Holdings Ltd.	1,519	95,860
Link REIT	25,289	129,935
MTR Corp. Ltd.(1)	16,981	57,508
Power Assets Holdings Ltd.	13,542	85,716
Sands China Ltd.	26,283	73,032
Sino Land Co. Ltd.	29,433	37,213
SITC International Holdings Co. Ltd.	15,000	57,752
Sun Hung Kai Properties Ltd.	13,652	163,299
Swire Pacific Ltd., Class A	3,037	25,731
Techtronic Industries Co. Ltd.	14,025	179,285
WH Group Ltd.(3)	85,233	92,303
Wharf Holdings Ltd.(1)	11,000	31,437
Wharf Real Estate Investment Co. Ltd.	19,118	56,452
		$3,985,501
Ireland — 0.6%
AIB Group PLC	21,982	$200,404
Bank of Ireland Group PLC	9,099	150,655
DCC PLC	1,069	68,814
Experian PLC	9,150	459,578
James Hardie Industries PLC, CDI(2)	5,992	111,208
Kerry Group PLC, Class A	1,601	144,535
Kingspan Group PLC	1,524	127,423
		$1,262,617
Security	Shares	Value
Israel — 1.1%
Azrieli Group Ltd.	503	$ 49,897
Bank Hapoalim BM	11,943	242,767
Bank Leumi Le-Israel BM	15,140	298,297
Check Point Software Technologies Ltd.(2)	835	172,770
CyberArk Software Ltd.(2)	488	235,777
Elbit Systems Ltd.	291	148,044
ICL Group Ltd.	6,496	40,563
Israel Discount Bank Ltd., Class A	11,165	110,307
Mizrahi Tefahot Bank Ltd.	1,662	109,203
Monday.com Ltd.(2)	414	80,188
Nice Ltd.(2)	658	95,321
Nova Ltd.(2)	321	102,077
Phoenix Financial Ltd.	2,444	91,513
Teva Pharmaceutical Industries Ltd. ADR(2)	10,888	219,938
Wix.com Ltd.(2)	548	97,341
		$2,094,003
Italy — 3.3%
Banca Mediolanum SpA	2,169	$43,564
Banca Monte dei Paschi di Siena SpA(1)	14,311	127,342
Banco BPM SpA	11,789	176,935
BPER Banca SpA	15,204	169,101
Davide Campari-Milano NV(1)	4,861	30,739
Enel SpA	79,760	755,849
Eni SpA	21,035	368,030
Ferrari NV	1,247	604,447
FinecoBank Banca Fineco SpA	6,262	135,908
Generali	8,371	328,981
Infrastrutture Wireless Italiane SpA(1)(3)	2,913	34,232
Intesa Sanpaolo SpA	140,041	926,956
Leonardo SpA	4,167	266,633
Moncler SpA	2,365	139,188
Nexi SpA(1)(3)	5,767	32,672
Poste Italiane SpA(3)	4,916	116,858
Prysmian SpA	2,794	278,063
Recordati Industria Chimica e Farmaceutica SpA	1,001	61,096
Ryanair Holdings PLC	8,245	240,939
Snam SpA	21,840	131,132
Telecom Italia SpA(2)	118,128	61,892
Tenaris SA	4,315	77,317
Terna - Rete Elettrica Nazionale	13,056	132,499
UniCredit SpA	13,722	1,044,177
Unipol Assicurazioni SpA	3,742	80,444
		$6,364,994
Japan — 22.0%
Advantest Corp.	7,600	$751,965
Aeon Co. Ltd.	21,944	266,362
AGC, Inc.	2,056	67,051
Aisin Corp.	5,356	92,499
Ajinomoto Co., Inc.	9,098	260,832

CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
ANA Holdings, Inc.	1,383	$ 26,719
Asahi Group Holdings Ltd.	13,645	163,589
Asahi Kasei Corp.	12,670	99,583
Asics Corp.	7,100	185,789
Astellas Pharma, Inc.(1)	17,901	195,121
Bandai Namco Holdings, Inc.	5,911	196,668
Bridgestone Corp.	5,584	258,082
Canon, Inc.(1)	9,100	265,566
Capcom Co. Ltd.	3,500	95,028
Central Japan Railway Co.	7,895	226,347
Chiba Bank Ltd.(1)	5,941	62,276
Chubu Electric Power Co., Inc.	6,569	91,230
Chugai Pharmaceutical Co. Ltd.	6,446	285,780
Concordia Financial Group Ltd.	10,731	82,157
Dai Nippon Printing Co. Ltd.	3,810	64,788
Daifuku Co. Ltd.	3,300	105,613
Dai-ichi Life Holdings, Inc.	35,552	279,658
Daiichi Sankyo Co. Ltd.	17,100	384,753
Daikin Industries Ltd.(1)	2,558	294,840
Daito Trust Construction Co. Ltd.	2,580	56,608
Daiwa House Industry Co. Ltd.	5,332	191,499
Daiwa Securities Group, Inc.(1)	12,025	97,716
Denso Corp.	18,136	261,008
Disco Corp.	900	282,186
East Japan Railway Co.	9,850	240,919
Eisai Co. Ltd.	2,451	82,802
ENEOS Holdings, Inc.	27,038	171,237
FANUC Corp.	9,410	270,415
Fast Retailing Co. Ltd.	1,900	577,052
Fuji Electric Co. Ltd.	1,341	89,892
FUJIFILM Holdings Corp.	10,981	273,079
Fujikura Ltd.	2,400	234,761
Fujitsu Ltd.	17,620	413,336
Hankyu Hanshin Holdings, Inc.	2,362	69,653
Hikari Tsushin, Inc.	219	61,007
Hitachi Ltd.	45,120	1,195,367
Honda Motor Co. Ltd.(1)	38,903	401,453
HOYA Corp.	3,423	473,299
Hulic Co. Ltd.	5,240	57,401
Idemitsu Kosan Co. Ltd.(1)	8,420	57,606
IHI Corp.	9,800	182,518
INPEX Corp.	9,191	165,490
Isuzu Motors Ltd.(1)	5,255	66,231
ITOCHU Corp.	11,648	662,752
Japan Airlines Co. Ltd.	1,320	26,579
Japan Exchange Group, Inc.	9,436	105,372
Japan Post Bank Co. Ltd.	16,900	206,939
Japan Post Holdings Co. Ltd.	18,500	183,618
Japan Post Insurance Co. Ltd.	1,800	51,014
Japan Tobacco, Inc.	12,234	401,239
JFE Holdings, Inc.(1)	5,225	64,117
Security	Shares	Value
Japan (continued)
Kajima Corp.	4,381	$ 127,683
Kansai Electric Power Co., Inc.	9,178	131,281
Kao Corp.	4,501	196,158
Kawasaki Heavy Industries Ltd.(1)	1,600	105,599
Kawasaki Kisen Kaisha Ltd.(1)	3,600	51,188
KDDI Corp.	31,734	506,111
Keyence Corp.	1,960	730,219
Kikkoman Corp.(1)	6,005	50,853
Kirin Holdings Co. Ltd.	7,426	108,799
Kobe Bussan Co. Ltd.(1)	1,400	38,585
Komatsu Ltd.	9,546	332,556
Konami Group Corp.	951	137,193
Kubota Corp.	9,811	123,269
Kyocera Corp.	12,192	163,784
Kyowa Kirin Co. Ltd.	2,344	36,642
Lasertec Corp.(1)	800	109,444
LY Corp.	26,217	84,157
M3, Inc.(1)	4,758	77,024
Makita Corp.	2,248	72,861
Marubeni Corp.	14,033	350,154
MatsukiyoCocokara & Co.	2,900	58,867
MEIJI Holdings Co. Ltd.(1)	2,234	46,323
MINEBEA MITSUMI, Inc.	3,659	68,755
Mitsubishi Chemical Group Corp.	13,622	78,247
Mitsubishi Corp.	31,670	754,993
Mitsubishi Electric Corp.	19,060	489,532
Mitsubishi Estate Co. Ltd.	10,968	252,087
Mitsubishi HC Capital, Inc.	8,466	69,935
Mitsubishi Heavy Industries Ltd.	31,440	822,756
Mitsubishi UFJ Financial Group, Inc.(4)	113,776	1,835,363
Mitsui & Co. Ltd.	24,550	609,606
Mitsui Fudosan Co. Ltd.	27,293	297,114
Mitsui OSK Lines Ltd.(1)	3,600	109,294
Mizuho Financial Group, Inc.	25,000	840,396
MonotaRO Co. Ltd.	2,800	40,652
MS&AD Insurance Group Holdings, Inc.	12,584	284,976
Murata Manufacturing Co. Ltd.	17,042	323,526
NEC Corp.	12,975	415,318
Nexon Co. Ltd.	3,150	69,129
Nidec Corp.	7,756	137,862
Nintendo Co. Ltd.	10,910	943,925
Nippon Building Fund, Inc.	82	77,374
Nippon Paint Holdings Co. Ltd.(1)	8,390	57,240
Nippon Sanso Holdings Corp.(1)	1,924	68,140
Nippon Steel Corp.	48,875	201,303
Nippon Yusen KK(1)	4,300	146,738
Nissan Motor Co. Ltd.(1)(2)	20,243	49,231
Nissin Foods Holdings Co. Ltd.(1)	1,794	33,791
Nitori Holdings Co. Ltd.(1)	3,580	69,220
Nitto Denko Corp.(1)	7,250	171,859
Nomura Holdings, Inc.	30,457	223,209

CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Research Institute Ltd.	3,500	$ 134,372
NTT, Inc.	292,800	306,070
Obayashi Corp.	6,520	107,016
Obic Co. Ltd.	3,200	111,531
Olympus Corp.	10,676	134,977
Oracle Corp. Japan	389	39,718
Oriental Land Co. Ltd.	10,720	258,063
ORIX Corp.	11,602	304,506
Osaka Gas Co. Ltd.	3,623	104,935
Otsuka Corp.	2,328	48,595
Otsuka Holdings Co. Ltd.	4,252	226,762
Pan Pacific International Holdings Corp.	17,680	116,404
Panasonic Holdings Corp.	23,947	259,923
Rakuten Group, Inc.(1)(2)	15,600	101,161
Recruit Holdings Co. Ltd.	13,057	701,994
Renesas Electronics Corp.	16,900	194,438
Resona Holdings, Inc.	21,411	218,334
Ryohin Keikaku Co. Ltd.	5,000	99,486
Sanrio Co. Ltd.(1)	1,700	79,798
SBI Holdings, Inc.	2,875	125,170
SCREEN Holdings Co. Ltd.(1)	700	63,428
SCSK Corp.	1,800	53,880
SECOM Co. Ltd.	4,196	153,940
Sekisui Chemical Co. Ltd.	3,864	71,935
Sekisui House Ltd.	5,650	128,496
Seven & i Holdings Co. Ltd.	21,378	286,859
SG Holdings Co. Ltd.(1)	2,600	26,856
Shimadzu Corp.(1)	2,414	60,875
Shimano, Inc.	750	83,819
Shin-Etsu Chemical Co. Ltd.	16,625	544,361
Shionogi & Co. Ltd.	7,763	136,783
Shiseido Co. Ltd.(1)	3,774	64,424
SMC Corp.	579	178,964
SoftBank Corp.	279,900	411,677
SoftBank Group Corp.	9,484	1,196,696
Sompo Holdings, Inc.	8,797	271,964
Sony Financial Group, Inc.(2)	61,300	67,980
Sony Group Corp.	61,300	1,762,173
Subaru Corp.	6,128	124,884
Sumitomo Corp.	10,925	316,093
Sumitomo Electric Industries Ltd.(1)	6,990	198,894
Sumitomo Metal Mining Co. Ltd.(1)	2,420	77,912
Sumitomo Mitsui Financial Group, Inc.	36,391	1,023,783
Sumitomo Mitsui Trust Group, Inc.(1)	6,264	181,806
Sumitomo Realty & Development Co. Ltd.	3,068	135,328
Suntory Beverage & Food Ltd.	1,117	34,911
Suzuki Motor Corp.	15,712	228,749
Sysmex Corp.(1)	4,579	56,607
T&D Holdings, Inc.	4,606	112,588
Taisei Corp.	1,549	106,443
Takeda Pharmaceutical Co. Ltd.(1)	16,024	470,631
Security	Shares	Value
Japan (continued)
TDK Corp.	18,725	$ 271,153
Terumo Corp.	13,336	219,997
TIS, Inc.	1,900	62,672
Toho Co. Ltd.	1,156	74,311
Tokio Marine Holdings, Inc.	18,000	761,816
Tokyo Electron Ltd.	4,437	786,533
Tokyo Gas Co. Ltd.	3,362	119,548
Tokyo Metro Co. Ltd.(1)	2,400	27,507
Tokyu Corp.	4,284	52,245
TOPPAN Holdings, Inc.	2,074	53,140
Toray Industries, Inc.	14,362	91,626
Toyota Industries Corp.(1)	1,561	175,563
Toyota Motor Corp.	94,550	1,815,971
Toyota Tsusho Corp.	7,095	196,406
Trend Micro, Inc.(1)	1,144	62,614
Unicharm Corp.	9,942	64,481
West Japan Railway Co.(1)	4,356	95,518
Yakult Honsha Co. Ltd.(1)	2,692	43,898
Yamaha Motor Co. Ltd.(1)	8,662	64,855
Yokogawa Electric Corp.	2,228	63,940
Zensho Holdings Co. Ltd.(1)	900	58,795
ZOZO, Inc.(1)	4,221	38,785
		$43,165,148
Netherlands — 6.0%
ABN AMRO Bank NV(3)	6,003	$192,574
Adyen NV(2)(3)	244	392,615
Aegon Ltd.	12,239	98,671
AerCap Holdings NV	1,824	220,704
Airbus SE	5,938	1,386,677
Akzo Nobel NV(1)	1,606	114,617
Argenx SE(2)	597	441,093
ASM International NV	467	281,671
ASML Holding NV	3,905	3,808,105
ASR Nederland NV	1,436	97,719
BE Semiconductor Industries NV	797	119,335
CVC Capital Partners PLC(3)	2,016	35,202
Euronext NV(3)	723	108,242
EXOR NV	907	88,773
Ferrovial SE	5,136	295,013
Heineken Holding NV(1)	1,359	93,313
Heineken NV	2,742	214,724
IMCD NV(1)	630	65,298
ING Groep NV, Series N	29,709	778,844
JDE Peet's NV	1,952	71,614
Koninklijke Ahold Delhaize NV	8,898	360,053
Koninklijke KPN NV(1)	40,728	195,476
Koninklijke Philips NV	7,574	207,483
NN Group NV	2,543	179,326
Prosus NV	13,011	920,073
Randstad NV	975	41,573

CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Stellantis NV	20,906	$ 194,040
STMicroelectronics NV	6,583	186,068
Universal Music Group NV	11,270	325,674
Wolters Kluwer NV	2,357	321,730
		$ 11,836,300
New Zealand — 0.3%
Auckland International Airport Ltd.	15,160	$ 69,296
Contact Energy Ltd.	9,048	47,739
Fisher & Paykel Healthcare Corp. Ltd.	6,048	129,896
Infratil Ltd.	8,707	62,405
Meridian Energy Ltd.	13,690	44,198
Xero Ltd.(2)	1,677	174,987
		$528,521
Norway — 0.6%
Aker BP ASA	2,840	$72,077
DNB Bank ASA	8,912	242,905
Equinor ASA	8,012	195,381
Gjensidige Forsikring ASA	2,315	68,030
Kongsberg Gruppen ASA	4,370	139,654
Mowi ASA	4,265	90,229
Norsk Hydro ASA	14,258	96,942
Orkla ASA	6,067	63,429
Salmar ASA	718	38,394
Telenor ASA	6,263	103,925
Yara International ASA	1,402	51,389
		$1,162,355
Poland — 0.0%†
InPost SA(2)	2,062	$25,387
		$25,387
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	90,800	$80,607
EDP SA	30,935	146,817
Galp Energia SGPS SA	4,520	85,653
Jeronimo Martins SGPS SA	2,498	60,814
		$373,891
Singapore — 1.8%
CapitaLand Ascendas REIT	42,731	$92,469
CapitaLand Integrated Commercial Trust	57,038	101,296
CapitaLand Investment Ltd.	21,648	45,211
DBS Group Holdings Ltd.	21,142	838,445
Genting Singapore Ltd.(1)	48,954	27,909
Grab Holdings Ltd., Class A(2)	23,962	144,251
Keppel Ltd.	15,528	107,481
Oversea-Chinese Banking Corp. Ltd.	34,136	435,221
Sea Ltd. ADR(2)	3,824	683,463
Sembcorp Industries Ltd.	8,600	40,181
Singapore Airlines Ltd.	13,300	67,237
Security	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	8,700	$ 111,685
Singapore Technologies Engineering Ltd.	13,918	92,938
Singapore Telecommunications Ltd.	72,791	232,718
United Overseas Bank Ltd.	12,714	341,440
Wilmar International Ltd.	21,300	47,105
Yangzijiang Shipbuilding Holdings Ltd.	24,500	64,098
		$ 3,473,148
Spain — 3.5%
Acciona SA	293	$58,875
ACS Actividades de Construccion y Servicios SA	1,842	147,651
Aena SME SA(3)	7,110	194,382
Amadeus IT Group SA	4,563	362,712
Banco Bilbao Vizcaya Argentaria SA	56,723	1,093,032
Banco de Sabadell SA	50,934	198,806
Banco Santander SA	148,634	1,559,813
Bankinter SA	6,538	103,355
CaixaBank SA	37,789	399,124
Cellnex Telecom SA(1)(2)(3)	4,980	172,494
EDP Renovaveis SA	2,883	38,103
Endesa SA	2,869	91,677
Grifols SA	2,499	36,383
Iberdrola SA	63,491	1,201,843
Industria de Diseno Textil SA	10,722	593,397
International Consolidated Airlines Group SA	12,053	63,079
Redeia Corp. SA	4,315	83,313
Repsol SA	11,027	196,084
Telefonica SA(1)	35,743	183,941
		$6,778,064
Sweden — 3.6%
AddTech AB, Class B	2,567	$83,505
Alfa Laval AB	2,930	133,799
Assa Abloy AB, Class B	9,814	341,604
Atlas Copco AB, Class A	26,941	456,865
Atlas Copco AB, Class B	15,627	235,147
Beijer Ref AB	3,714	58,056
Boliden AB(2)	3,058	124,823
Epiroc AB, Class A	6,735	142,580
Epiroc AB, Class B	4,544	85,965
EQT AB(1)	3,525	122,252
Essity AB, Class B	5,744	150,143
Evolution AB(3)	1,349	111,055
Fastighets AB Balder, Class B(2)	7,420	53,168
H & M Hennes & Mauritz AB, Class B(1)	5,635	105,339
Hexagon AB, Class B	20,101	239,868
Holmen AB, Class B(1)	733	27,850
Industrivarden AB, Class A	1,444	57,367
Industrivarden AB, Class C(1)	1,531	60,771
Indutrade AB	2,678	61,614
Investment AB Latour, Class B	1,245	29,562

CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Investor AB, Class B	17,063	$ 534,146
L E Lundbergforetagen AB, Class B	593	30,812
Lifco AB, Class B	2,385	80,755
Nibe Industrier AB, Class B(1)	15,526	61,366
Saab AB, Class B	3,335	204,910
Sagax AB, Class B	1,940	40,530
Sandvik AB	10,305	287,874
Securitas AB, Class B	5,049	76,104
Skandinaviska Enskilda Banken AB, Class A	15,329	300,564
Skanska AB, Class B	3,642	94,531
SKF AB, Class B	3,034	75,459
Spotify Technology SA(2)	1,507	1,051,886
Svenska Cellulosa AB SCA, Class B	5,434	71,927
Svenska Handelsbanken AB, Class A	14,625	190,822
Swedbank AB, Class A	8,692	262,374
Swedish Orphan Biovitrum AB(2)	1,899	58,049
Tele2 AB, Class B	4,863	82,956
Telefonaktiebolaget LM Ericsson, Class B(1)	27,408	227,103
Telia Co. AB	21,130	80,610
Trelleborg AB, Class B	2,050	76,646
Volvo AB, Class B	15,852	455,865
		$7,026,622
Switzerland — 9.6%
ABB Ltd.	15,560	$1,125,973
Alcon AG	5,077	381,866
Amrize Ltd.(2)	4,987	243,843
Avolta AG	817	44,611
Baloise Holding AG	381	94,296
Banque Cantonale Vaudoise	289	34,246
Barry Callebaut AG	29	39,939
Belimo Holding AG	104	109,377
BKW AG	204	43,754
Chocoladefabriken Lindt & Spruengli AG	1	150,471
Chocoladefabriken Lindt & Spruengli AG PC	10	152,887
Cie Financiere Richemont SA, Class A	5,284	1,014,350
Coca-Cola HBC AG	1,983	93,555
DSM-Firmenich AG	1,744	148,795
EMS-Chemie Holding AG	68	48,312
Galderma Group AG	1,335	236,028
Geberit AG	324	244,685
Givaudan SA	91	371,193
Glencore PLC(2)	102,562	472,362
Helvetia Holding AG	394	96,822
Holcim AG	4,987	425,513
Julius Baer Group Ltd.	2,077	144,627
Kuehne & Nagel International AG	478	89,452
Logitech International SA	1,464	161,038
Lonza Group AG	702	469,384
Nestle SA	25,546	2,346,023
Novartis AG	18,850	2,423,702
Security	Shares	Value
Switzerland (continued)
Partners Group Holding AG	222	$ 290,467
Roche Holding AG(5)	322	111,409
Roche Holding AG(5)	7,007	2,333,215
Sandoz Group AG	4,241	252,945
Schindler Holding AG PC(5)	422	160,477
Schindler Holding AG PC(5)	256	92,633
SGS SA	1,624	168,766
SIG Group AG	3,243	33,632
Sika AG	1,522	341,778
Sonova Holding AG	494	135,507
Straumann Holding AG	1,028	110,207
Swatch Group AG(1)	269	50,840
Swiss Life Holding AG	277	299,052
Swiss Prime Site AG	822	115,153
Swiss Re AG	2,922	542,694
Swisscom AG	246	178,805
UBS Group AG	31,724	1,304,286
VAT Group AG(1)(3)	288	114,960
Zurich Insurance Group AG	1,438	1,027,858
		$18,871,788
United Kingdom — 14.2%
3i Group PLC	9,670	$533,039
Admiral Group PLC	2,376	107,236
Anglo American PLC	11,314	426,620
Antofagasta PLC	3,642	135,446
Ashtead Group PLC	4,186	280,719
Associated British Foods PLC	2,930	80,960
AstraZeneca PLC	15,452	2,367,262
Auto Trader Group PLC(3)	8,693	92,348
Aviva PLC	30,901	285,859
BAE Systems PLC	30,089	837,570
Barclays PLC	139,087	715,647
Barratt Redrow PLC	14,041	73,872
BP PLC	155,956	895,444
British American Tobacco PLC	20,637	1,097,626
BT Group PLC	60,412	155,422
Bunzl PLC	3,243	102,502
Centrica PLC	46,635	104,723
Coca-Cola Europacific Partners PLC	2,234	201,976
Compass Group PLC	16,679	568,516
Diageo PLC	21,819	522,078
Entain PLC	5,560	65,711
Fresnillo PLC	2,532	80,767
GSK PLC	40,562	870,946
Haleon PLC	87,555	394,013
Halma PLC	3,664	170,562
Hikma Pharmaceuticals PLC	1,888	43,341
HSBC Holdings PLC	173,141	2,443,559
Imperial Brands PLC	7,656	325,237
Informa PLC	13,820	171,178

CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
InterContinental Hotels Group PLC	1,386	$ 167,582
Intertek Group PLC	1,614	102,737
J Sainsbury PLC	17,242	77,524
JD Sports Fashion PLC	24,647	31,729
Kingfisher PLC	15,641	65,157
Land Securities Group PLC	7,815	61,295
Legal & General Group PLC	55,607	178,605
Lloyds Banking Group PLC	590,595	668,308
London Stock Exchange Group PLC	4,714	540,616
M&G PLC	24,755	84,422
Marks & Spencer Group PLC	19,449	95,419
Melrose Industries PLC	11,981	98,638
Mondi PLC	4,755	65,771
National Grid PLC	48,008	689,811
NatWest Group PLC	81,276	574,081
Next PLC	1,115	185,875
Pearson PLC	5,942	84,502
Phoenix Group Holdings PLC	7,802	67,698
Prudential PLC	25,493	356,894
Reckitt Benckiser Group PLC	6,635	510,908
RELX PLC	18,410	879,608
Rentokil Initial PLC	23,519	119,141
Rio Tinto PLC	11,386	750,365
Rolls-Royce Holdings PLC	83,469	1,341,701
Sage Group PLC	9,333	138,450
Schroders PLC	7,870	39,936
Segro PLC	11,880	104,972
Severn Trent PLC	2,446	85,283
Shell PLC	58,522	2,085,782
Smith & Nephew PLC	8,642	156,743
Smiths Group PLC	3,326	105,451
Spirax Group PLC	716	65,932
SSE PLC	11,365	266,574
Standard Chartered PLC	19,909	386,385
Tesco PLC	65,254	391,112
Unilever PLC	24,486	1,447,333
United Utilities Group PLC	6,627	102,379
Vodafone Group PLC	194,500	226,184
Whitbread PLC	1,787	77,531
Wise PLC, Class A(2)	7,015	97,791
WPP PLC	9,670	48,202
		$27,774,606
Total Common Stocks (identified cost $107,136,574)		$194,489,171

Rights — 0.0%†

Security	Shares	Value
Belgium — 0.0%†
Sofina SA, Exp. 10/8/25(1)(2)	155	$ 346
Total Rights (identified cost $0)		$ 346

Short-Term Investments — 1.3%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(6)	347,543	$ 347,543
Total Affiliated Fund (identified cost $347,543)		$ 347,543
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(7)	2,301,399	$ 2,301,399
Total Securities Lending Collateral (identified cost $2,301,399)		$ 2,301,399
Total Short-Term Investments (identified cost $2,648,942)		$ 2,648,942

Total Investments — 100.5% (identified cost $109,785,516)	$197,138,459
Other Assets, Less Liabilities — (0.5)%	$ (1,035,072)
Net Assets — 100.0%	$196,103,387

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $8,300,831 and the total market value of the collateral received by the Fund was $8,723,532, comprised of cash of $2,301,399 and U.S. government and/or agencies securities of $6,422,133.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $2,313,344 or 1.2% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.

CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
At September 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	24.5%
Industrials	19.2
Health Care	10.8
Consumer Discretionary	10.1
Information Technology	8.2
Consumer Staples	7.4
Materials	5.6
Communication Services	4.9
Utilities	3.4
Energy	3.2
Real Estate	1.9
Total	99.2%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $2,182,906, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,245,411	$ 149,943	$ (53,680)	$(1,454)	$495,143	$1,835,363	$49,140	113,776
Short-Term Investments
Liquidity Fund, Institutional Class(1)	3,269	17,190,445	(16,846,171)	—	—	347,543	15,437	347,543
Total				$(1,454)	$495,143	$2,182,906	$64,577

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVT
EAFE International Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$12,915,640	$ —	$12,915,640
Austria	—	418,574	—	418,574
Belgium	—	1,632,321	—	1,632,321
Denmark	—	3,805,872	—	3,805,872
Finland	—	2,102,899	—	2,102,899
France	—	19,656,409	—	19,656,409
Germany	20,307	19,214,204	—	19,234,511
Hong Kong	102,781	3,882,720	—	3,985,501
Ireland	—	1,262,617	—	1,262,617
Israel	806,014	1,287,989	—	2,094,003
Italy	—	6,364,994	—	6,364,994
Japan	67,980	43,097,168	—	43,165,148
Netherlands	220,704	11,615,596	—	11,836,300
New Zealand	—	528,521	—	528,521
Norway	—	1,162,355	—	1,162,355
Poland	—	25,387	—	25,387
Portugal	—	373,891	—	373,891
Singapore	827,714	2,645,434	—	3,473,148
Spain	—	6,778,064	—	6,778,064
Sweden	1,051,886	5,974,736	—	7,026,622
Switzerland	—	18,871,788	—	18,871,788
United Kingdom	201,976	27,572,630	—	27,774,606
Total Common Stocks	$3,299,362	$191,189,809	$ —	$194,489,171
Rights	$346	$ —	$ —	$346
Short-Term Investments:
Affiliated Fund	347,543	—	—	347,543
Securities Lending Collateral	2,301,399	—	—	2,301,399
Total Investments	$5,948,650	$191,189,809	$ —	$197,138,459
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.